Fair Value Measurements - Assets and Liabilities at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	$ 489,290	$ 497,221		$ 674,170
Debt securities available-for-sale	81,188	76,898		78,293
Warrant liability	1,128	0	[1]
Prepaid forward liability	92
Derivative liability	2,095	$ 3,513		$ 8,108
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities		Liabilities
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	1,128
Prepaid forward liability	92
Derivative liability	0	$ 0		$ 0
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	0
Prepaid forward liability	0
Derivative liability	0	0		0
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	0
Prepaid forward liability	0
Derivative liability	2,095	3,513		8,108
Public equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	5,051	8,837		69,769
Public equity securities | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	5,051	8,837		69,769
Public equity securities | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0		0
Public equity securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0		0
Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	1,663	3,991
Put options | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	1,663	3,991
Put options | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0
Put options | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0
Corporate debt securities (L Bonds)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	78,007	73,822		74,295
Corporate debt securities (L Bonds) | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	0	0		0
Corporate debt securities (L Bonds) | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	78,007	73,822		74,295
Corporate debt securities (L Bonds) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	0	0		0
Other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	3,181	3,076		3,998
Other debt securities | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	0	0		0
Other debt securities | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	998	998		998
Other debt securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	$ 2,183	$ 2,078		$ 3,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.